GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Feb. 03, 2013
GOODWILL AND INTANGIBLE ASSETS
Carrying Amount of Goodwill by Reporting Unit

The carrying amount of goodwill by reporting unit is as follows (amounts in millions):

	As of February 3, 2013			As of January 29, 2012
	Gross Goodwill	Accumulated Impairments	Net Goodwill	Gross Goodwill	Accumulated Impairments	Net Goodwill
Waterworks	$1,876	$(815)	$1,061	$1,867	$(815)	$1,052
Facilities Maintenance	1,603	—	1,603	1,474	—	1,474
White Cap	183	(74)	109	183	(74)	109
Utilities(1)	284	(99)	185	285	(99)	186
Crown Bolt	215	(150)	65	215	—	215
Repair & Remodel	125	(30)	95	125	(30)	95
Electrical(1)	20	—	20	20	—	20
CTI	67	(67)	—	67	(67)	—
IPVF	—	—	—	82	(82)	—

Total goodwill	$4,373	$(1,235)	$3,138	$4,318	$(1,167)	$3,151

(1)
Utilities and Electrical are reporting units that, combined, comprise the Power Solutions segment.

Changes in Goodwill

The following table presents the changes in goodwill for the fiscal years presented (amounts in millions).

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Beginning Balance	$3,151	$3,150	$3,149
Acquisitions	138	12	—
Realization of tax deductible goodwill from a prior acquisition	(2)	(11)	—
Impairment	(150)	—	—
Translation & other adjustments	1	—	1

Ending Balance	$3,138	$3,151	$3,150

Components of Intangible Assets

HD Supply's intangible assets as of February 3, 2013 and January 29, 2012 consisted of the following (amounts in millions):

	As of February 3, 2013			As of January 29, 2012
	Gross Intangible	Accumulated Amortization	Net Intangible	Gross Intangible	Accumulated Amortization	Net Intangible
Customer relationships	$929	$(614)	$315	$1,532	$(983)	$549
Strategic purchase agreement	166	(122)	44	166	(99)	67
Trade names	153	(41)	112	152	(34)	118
Other	2	—	2	1	—	1

Total	$1,250	$(777)	$473	$1,851	$(1,116)	$735